Allowance for Doubtful Accounts, Sales Returns and Discounts (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 868	$ 929	$ 1,078
Additions	8,887	5,168	7,272
Amounts utilized	(8,982)	(5,229)	(7,421)
Balance at end of year	$ 773	$ 868	$ 929